Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.8%
Financials – 22.0%
Banks – 14.7%
Agricultural Bank of China Ltd. - Class H	30,083,000	$10,349,670
AU Small Finance Bank Ltd.(a) (b)	155,263	2,164,011
Bandhan Bank Ltd.(a)	1,152,219	3,893,810
Bank BTPN Syariah Tbk PT	11,042,700	2,773,289
Bank for Foreign Trade of Vietnam JSC	3,641,601	12,591,407
Bank Mandiri Persero Tbk PT	32,139,500	15,869,818
Bank Negara Indonesia Persero Tbk PT	15,395,200	7,277,447
Bank of the Philippine Islands	3,632,250	6,563,030
Bank Polska Kasa Opieki SA	286,338	8,642,728
China Construction Bank Corp. - Class H	22,147,000	15,346,681
Grupo Financiero Banorte SAB de CV - Class O	2,027,610	13,187,313
Hana Financial Group, Inc.	561,671	19,843,317
HDFC Bank Ltd.	1,213,028	24,040,552
Industrial Bank Co., Ltd. - Class A	3,335,493	9,962,761
KB Financial Group, Inc.	528,693	24,449,026
Metropolitan Bank & Trust Co.	7,677,800	8,384,859
Military Commercial Joint Stock Bank(b)	1,880,180	2,381,824
Regional SAB de CV	496,306	2,573,941
Sberbank of Russia PJSC (Sponsored ADR)	693,271	10,919,018
State Bank of India	1,254,023	7,733,534
United Bank Ltd./Pakistan	1,822,571	1,410,350

		210,358,386

Consumer Finance – 1.9%
Manappuram Finance Ltd.	4,688,994	10,362,074
Muangthai Capital PCL	4,954,000	8,712,693
Muthoot Finance Ltd.	421,068	8,443,260

		27,518,027

Diversified Financial Services – 0.6%
Fubon Financial Holding Co., Ltd.	2,765,307	7,611,577
Metro Pacific Investments Corp.	17,351,000	1,326,933

		8,938,510

Insurance – 3.0%
AIA Group Ltd.	2,057,800	20,769,047
BB Seguridade Participacoes SA	933,200	3,454,356
Max Financial Services Ltd.(b)	854,236	11,251,176
Ping An Insurance Group Co. of China Ltd. - Class H	758,500	5,465,838
TQM Corp. PCL	453,300	1,316,273

		42,256,690

Thrifts & Mortgage Finance – 1.8%
Housing Development Finance Corp., Ltd.	751,893	26,020,339

		315,091,952

Information Technology – 18.9%
Electronic Equipment, Instruments & Components – 2.9%
Samsung SDI Co., Ltd.	43,460	23,901,778
Sinbon Electronics Co., Ltd.	1,684,000	17,250,302

		41,152,080

Company	Shares	U.S. $ Value

IT Services – 1.6%
FPT Corp.	265,650	$1,083,211
GDS Holdings Ltd.(b)	2,685,340	15,556,738
Locaweb Servicos de Internet SA(a) (b)	388,900	902,259
My EG Services Bhd	9,887,900	2,534,704
Network International Holdings PLC(a) (b)	413,747	1,636,399
NHN KCP Corp.(b)	51,858	1,322,237

		23,035,548

Semiconductors & Semiconductor Equipment – 13.8%
ASPEED Technology, Inc.	27,000	3,481,483
Broadcom, Inc.	13,470	8,963,073
eMemory Technology, Inc.	33,000	2,604,515
King Yuan Electronics Co., Ltd.	6,720,000	10,853,631
Koh Young Technology, Inc.	105,280	2,096,985
LEENO Industrial, Inc.	16,000	2,664,525
MediaTek, Inc.	536,000	22,999,496
Nanya Technology Corp.	2,608,000	7,345,735
Novatek Microelectronics Corp.	427,000	8,291,614
Parade Technologies Ltd.	23,000	1,749,842
Powerchip Semiconductor Manufacturing Corp.	1,565,136	4,026,450
Realtek Semiconductor Corp.	287,000	5,996,374
Silergy Corp.	13,000	2,352,951
SK Hynix, Inc.(b)	59,756	6,563,157
Taiwan Semiconductor Manufacturing Co., Ltd.	3,636,706	80,447,553
United Microelectronics Corp.	11,004,000	25,779,840
WONIK IPS Co., Ltd.	44,990	1,597,169

		197,814,393

Software – 0.2%
Douzone Bizon Co., Ltd.	25,780	1,581,140
TOTVS SA	222,400	1,130,255
Weimob, Inc.(a) (b)	867,140	878,156

		3,589,551

Technology Hardware, Storage & Peripherals – 0.4%
Samsung Electronics Co., Ltd.	66,540	4,370,009
Samsung Electronics Co., Ltd. (Preference Shares)	18,730	1,119,785

		5,489,794

		271,081,366

Consumer Discretionary – 16.0%
Auto Components – 0.2%
Balkrishna Industries Ltd.	85,148	2,649,912

Automobiles – 4.8%
Dongfeng Motor Group Co., Ltd. - Class H(b)	5,538,000	4,603,727
Ford Otomotiv Sanayi AS	283,587	5,104,094
Guangzhou Automobile Group Co., Ltd. - Class H	8,554,000	8,442,158
Hyundai Motor Co.	62,687	11,003,412
Kia Corp.	219,162	15,125,045
Maruti Suzuki India Ltd.	51,102	5,083,190
NIO, Inc. (ADR)(b)	509,480	16,140,326
SAIC Motor Corp., Ltd.	1,177,744	3,814,721

		69,316,673

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.1%
Fu Shou Yuan International Group Ltd.	1,475,500	$1,159,577

Hotels, Restaurants & Leisure – 4.4%
Despegar.com Corp.(b)	1,436,018	14,058,616
Galaxy Entertainment Group Ltd.(b)	596,000	3,091,810
MakeMyTrip Ltd.(b)	641,290	17,770,146
OPAP SA	1,582,458	22,413,099
Tongcheng Travel Holdings Ltd.(b)	3,173,600	5,882,881

		63,216,552

Internet & Direct Marketing Retail – 2.3%
Alibaba Group Holding Ltd.(b)	415,380	6,104,250
JD.com, Inc. - Class A(b)	734,640	25,310,067
momo.com, Inc.	18,400	1,077,243

		32,491,560

Leisure Products – 0.6%
Merida Industry Co., Ltd.	760,000	8,973,139

Multiline Retail – 0.3%
Lojas Renner SA	213,917	925,756
Matahari Department Store Tbk PT	5,143,300	1,497,715
Poya International Co., Ltd.	65,100	997,586
Trent Ltd.	91,636	1,307,058

		4,728,115

Specialty Retail – 1.7%
Ace Hardware Indonesia Tbk PT	20,099,800	1,803,404
China Meidong Auto Holdings Ltd.	367,280	1,892,911
China Tourism Group Duty Free Corp. Ltd. - Class A	247,300	8,525,297
JUMBO SA	108,130	1,551,135
Vibra Energia SA	447,200	1,714,678
Wilcon Depot, Inc.	3,978,100	2,380,512
Zhongsheng Group Holdings Ltd.	840,500	6,558,668

		24,426,605

Textiles, Apparel & Luxury Goods – 1.6%
Fila Holdings Corp.	231,210	6,967,769
Samsonite International SA(a) (b)	7,538,700	15,308,504

		22,276,273

		229,238,406

Communication Services – 7.0%
Diversified Telecommunication Services – 0.1%
Telkom Indonesia Persero Tbk PT	5,780,000	1,649,625

Entertainment – 0.8%
International Games System Co., Ltd.	193,000	5,521,862
NCSoft Corp.	10,430	5,633,536

		11,155,398

Company	Shares	U.S. $ Value

Interactive Media & Services – 5.6%
NAVER Corp.	77,670	$24,654,114
Tencent Holdings Ltd.	949,700	55,416,042

		80,070,156

Media – 0.1%
Media Nusantara Citra Tbk PT	21,674,000	1,367,211

Wireless Telecommunication Services – 0.4%
Bharti Airtel Ltd.(b)	268,088	2,463,072
Safaricom PLC	9,898,250	3,319,668

		5,782,740

		100,025,130

Industrials – 7.0%
Air Freight & Logistics – 0.8%
InPost SA(b)	912,640	11,011,749

Building Products – 0.4%
Astral Ltd.	91,223	2,795,682
Kajaria Ceramics Ltd.	146,263	2,524,673

		5,320,355

Commercial Services & Supplies – 0.6%
Sunny Friend Environmental Technology Co., Ltd.	1,254,000	9,034,422

Construction & Engineering – 1.2%
Sinopec Engineering Group Co., Ltd.	31,593,000	15,592,872
Voltas Ltd.	137,437	2,251,647

		17,844,519

Electrical Equipment – 0.3%
Bizlink Holding, Inc.	150,000	1,411,691
Voltronic Power Technology Corp.	51,158	2,854,001

		4,265,692

Industrial Conglomerates – 0.5%
Ayala Corp.	159,650	2,602,444
Bidvest Group Ltd. (The)	337,480	4,012,274

		6,614,718

Machinery – 0.4%
Airtac International Group	77,000	2,827,344
Escorts Ltd.	104,300	2,661,363

		5,488,707

Professional Services – 0.4%
Centre Testing International Group Co., Ltd. - Class A	544,656	2,295,474
HeadHunter Group PLC (ADR)	40,062	2,046,767
NICE Information Service Co., Ltd.	51,410	777,344
Sporton International, Inc.	134,415	1,053,194

		6,172,779

Road & Rail – 1.4%
Globaltrans Investment PLC (Sponsored GDR)(a)	2,040,731	17,387,113
Rumo SA(b)	643,400	2,047,903

		19,435,016

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.5%
Barloworld Ltd.	525,608	$4,959,879
IndiaMart InterMesh Ltd.(a)	22,466	1,952,282

		6,912,161

Transportation Infrastructure – 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	946,528	6,360,883
Grupo Aeroportuario del Pacifico SAB de CV - Class B	97,010	1,339,771

		7,700,654

		99,800,772

Materials – 5.9%
Chemicals – 0.9%
Atul Ltd.	20,576	2,497,975
Hansol Chemical Co., Ltd.	19,963	5,128,143
PI Industries Ltd.	58,985	2,400,429
SRF Ltd.	105,225	3,415,856

		13,442,403

Construction Materials – 0.4%
GCC SAB de CV	807,122	6,198,624

Metals & Mining – 4.6%
Anglo American PLC	200,820	8,260,172
China Hongqiao Group Ltd.	3,515,500	3,715,715
First Quantum Minerals Ltd.	416,563	9,968,269
Freeport-McMoRan, Inc.	258,170	10,773,434
Hindalco Industries Ltd.	834,329	5,296,622
Hoa Phat Group JSC	863,740	1,757,554
Ivanhoe Mines Ltd.(b)	1,082,253	8,829,480
KGHM Polska Miedz SA	186,818	6,484,673
POSCO	45,128	10,464,585

		65,550,504

		85,191,531

Real Estate – 5.3%
Real Estate Management & Development – 5.3%
A-Living Smart City Services Co., Ltd. - Class H(a)	3,466,250	5,921,693
Ayala Land, Inc.	10,141,100	7,298,689
China Overseas Property Holdings Ltd.	2,710,000	2,874,091
China Resources Land Ltd.	1,676,000	7,061,987
CIFI Ever Sunshine Services Group Ltd.(a)	746,000	1,158,587
CIFI Holdings Group Co., Ltd.	10,143,000	6,100,720
Country Garden Services Holdings Co., Ltd.	1,869,000	11,221,314
Emaar Properties PJSC	6,354,442	8,444,271
Longfor Group Holdings Ltd.(a)	1,755,500	8,280,253
Megaworld Corp.	52,878,000	3,265,299
Midea Real Estate Holding Ltd.(a)	1,475,400	2,296,526
Poly Developments and Holdings Group Co., Ltd. - Class A	3,048,433	7,475,975
Times China Holdings Ltd.	5,092,000	2,463,091
Vinhomes JSC(a)	802,500	2,884,621

		76,747,117

Company	Shares	U.S. $ Value

Utilities – 5.1%
Electric Utilities – 2.0%
Equatorial Energia SA	4,572,400	$18,541,137
Power Grid Corp. of India Ltd.	3,679,859	10,103,135

		28,644,272

Gas Utilities – 1.5%
GAIL India Ltd.	2,903,062	5,030,602
Indraprastha Gas Ltd.	982,147	6,190,320
Kunlun Energy Co., Ltd.	10,494,000	9,846,813

		21,067,735

Independent Power and Renewable Electricity Producers – 1.6%
China Datang Corp. Renewable Power Co., Ltd.	17,888,000	8,241,467
China Longyuan Power Group Corp. Ltd.	6,506,000	15,196,825

		23,438,292

		73,150,299

Health Care – 3.2%
Health Care Equipment & Supplies – 0.4%
AK Medical Holdings Ltd.(a)	2,532,000	2,143,428
Lepu Medical Technology Beijing Co., Ltd. - Class A	844,711	3,002,793

		5,146,221

Health Care Providers & Services – 1.6%
Dr. Lal PathLabs Ltd.(a)	52,957	2,710,220
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	2,455,000	4,658,462
Universal Vision Biotechnology Co., Ltd.	1,472,000	15,038,187

		22,406,869

Health Care Technology – 0.2%
Alibaba Health Information Technology Ltd.(b)	3,170,000	2,684,861

Pharmaceuticals – 1.0%
Genomma Lab Internacional SAB de CV - Class B	12,379,057	13,010,540
Richter Gedeon Nyrt	75,950	2,042,346

		15,052,886

		45,290,837

Consumer Staples – 2.4%
Food & Staples Retailing – 1.8%
Atacadao SA	1,788,100	4,882,603
BGF retail Co., Ltd.	12,600	1,539,582
Dino Polska SA(a) (b)	120,470	10,982,126
GS Retail Co., Ltd.	57,140	1,458,668
X5 Retail Group NV (GDR)(a)	226,094	5,984,708

		24,847,687

Company	Shares	U.S. $ Value

Food Products – 0.6%
Industrias Bachoco SAB de CV	787,284	$2,743,411
Minerva SA/Brazil	1,875,800	3,573,764
WH Group Ltd.	4,308,094	2,704,418

		9,021,593

		33,869,280

Energy – 2.0%
Energy Equipment & Services – 0.4%
China Oilfield Services Ltd. - Class H	7,300,000	6,403,472

Oil, Gas & Consumable Fuels – 1.6%
Gazprom PJSC (Sponsored ADR)	436,750	4,013,732
LUKOIL PJSC (Sponsored ADR)	80,321	7,212,826
Parex Resources, Inc.	294,273	5,027,266
PetroChina Co., Ltd. - Class H	13,506,000	5,981,747

		22,235,571

		28,639,043

Total Common Stocks (cost $1,223,422,820)		1,358,125,733

EQUITY LINKED NOTES – 3.3%
Information Technology – 2.4%
IT Services – 2.4%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2023(b)	8,328,900	33,988,051

Real Estate – 0.5%
Real Estate Management & Development – 0.5%
Vincom Retail JSC, Macquarie Bank Ltd., expiring 03/31/2023(b)	5,053,410	6,664,078

Consumer Discretionary – 0.4%
Specialty Retail – 0.4%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 03/31/2023(b)	1,052,979	6,279,063

Total Equity Linked Notes (cost $23,615,844)		46,931,192

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $26,684,626)	26,684,626	26,684,626

Total Investments – 99.9% (cost $1,273,723,290)(f)		1,431,741,551
Other assets less liabilities – 0.1%		1,399,512

Net Assets – 100.0%		$1,433,141,063

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,094	CLP	1,685,311	01/21/2022	$(119,858)
Bank of America, NA	CNH	9,254	USD	1,446	02/17/2022	(4,770)
Bank of America, NA	USD	4,211	RUB	315,100	03/02/2022	(43,015)
Barclays Bank PLC	BRL	76,332	USD	13,678	01/04/2022	(25,785)
Barclays Bank PLC	USD	13,536	BRL	76,332	01/04/2022	168,407
Barclays Bank PLC	INR	554,736	USD	7,307	01/07/2022	(145,763)
Barclays Bank PLC	USD	4,328	KRW	5,080,446	01/20/2022	(58,105)
Barclays Bank PLC	PHP	1,159,507	USD	22,564	01/27/2022	12,073
Barclays Bank PLC	USD	2,407	PHP	122,047	01/27/2022	(33,193)
Barclays Bank PLC	PLN	11,577	USD	2,855	02/17/2022	(9,442)
BNP Paribas SA	KRW	2,664,028	USD	2,237	01/20/2022	(1,911)
BNP Paribas SA	HKD	286,412	USD	36,781	02/10/2022	47,137
Citibank, NA	USD	7,425	INR	554,736	01/07/2022	27,903
Citibank, NA	RUB	739,151	USD	9,900	03/02/2022	123,223
Deutsche Bank AG	BRL	76,332	USD	13,524	01/04/2022	(179,679)
Deutsche Bank AG	USD	13,678	BRL	76,332	01/04/2022	25,785
Deutsche Bank AG	USD	13,430	BRL	76,332	02/02/2022	180,942
Deutsche Bank AG	EUR	16,373	USD	18,929	02/10/2022	274,793
Goldman Sachs Bank USA	USD	4,298	RUB	320,895	03/02/2022	(52,920)
Goldman Sachs Bank USA	USD	13,299	MYR	56,455	06/16/2022	170,321
HSBC Bank USA	CNH	65,051	USD	10,158	02/17/2022	(38,226)
HSBC Bank USA	PLN	83,387	USD	20,371	02/17/2022	(260,252)
JPMorgan Chase Bank, NA	USD	2,254	KRW	2,664,028	01/20/2022	(14,398)
Morgan Stanley Capital Services, Inc.	PEN	8,882	USD	2,169	01/21/2022	(54,656)
Morgan Stanley Capital Services, Inc.	USD	2,105	CLP	1,731,818	01/21/2022	(77,291)
Morgan Stanley Capital Services, Inc.	USD	2,207	PEN	8,882	01/21/2022	17,045
Morgan Stanley Capital Services, Inc.	USD	35,227	ZAR	560,869	01/25/2022	(134,421)
Morgan Stanley Capital Services, Inc.	ZAR	72,241	USD	4,468	01/25/2022	(51,950)
Morgan Stanley Capital Services, Inc.	CAD	21,748	USD	17,278	02/10/2022	86,261
Morgan Stanley Capital Services, Inc.	HKD	22,538	USD	2,888	02/10/2022	(2,339)
Morgan Stanley Capital Services, Inc.	USD	1,199	EUR	1,058	02/10/2022	6,359
Morgan Stanley Capital Services, Inc.	USD	5,582	RUB	418,256	03/02/2022	(49,816)
State Street Bank & Trust Co.	USD	3,552	HKD	27,676	02/10/2022	(2,167)
State Street Bank & Trust Co.	CNH	18,142	USD	2,833	02/17/2022	(10,329)
State Street Bank & Trust Co.	USD	3,536	CNH	22,638	02/17/2022	12,816
State Street Bank & Trust Co.	USD	7,874	THB	264,947	03/10/2022	55,498
UBS AG	GBP	4,912	USD	6,664	01/14/2022	15,709
UBS AG	USD	111,801	CNH	716,927	02/17/2022	571,912

						$425,898

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $86,484,696 or 6.0% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $248,531,078 and gross unrealized depreciation of investments was $(90,086,919), resulting in net unrealized appreciation of $158,444,159.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

23.8%	China
17.1%	Taiwan
12.1%	India
12.0%	South Korea
4.7%	Vietnam
3.3%	Russia
3.2%	Mexico
2.6%	Brazil
2.6%	Poland
2.4%	United States
2.3%	Indonesia
2.2%	Philippines
1.7%	Greece
8.1%	Other
1.9%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following: Argentina, Canada, Hong Kong, Hungary, Kenya, Macau, Malaysia, Pakistan, South Africa, Thailand, Turkey, United Arab Emirates and Zambia.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$40,682,029	$274,409,923		$—	$315,091,952
Information Technology	10,599,472	260,481,894		—	271,081,366
Consumer Discretionary	54,624,317	174,614,089		—	229,238,406
Communication Services	—	100,025,130		—	100,025,130
Industrials	44,082,062	55,718,710		—	99,800,772
Materials	35,769,807	49,421,724		—	85,191,531
Real Estate	20,875,384	55,871,733		—	76,747,117
Utilities	—	73,150,299		—	73,150,299
Health Care	15,052,886	30,237,951		—	45,290,837
Consumer Staples	19,710,245	14,159,035		—	33,869,280
Energy	16,253,824	12,385,219		—	28,639,043
Equity Linked Notes	—	46,931,192		—	46,931,192
Short-Term Investments	26,684,626	—		—	26,684,626

Total Investments in Securities	284,334,652	1,147,406,899	(a)	—	1,431,741,551
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,796,184		—	1,796,184
Liabilities:
Forward Currency Exchange Contracts	—	(1,370,286)		—	(1,370,286)

Total	$284,334,652	$1,147,832,797		$—	$1,432,167,449

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Portfolio	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,229	$99,711	$96,255	$26,685	$0	*

*	Amount less than $500.